File Nos. 33-56094 and
                                                                    811-7428

                      SUPPLEMENT DATED NOVEMBER 16, 1999
                TO THE CLASS Q PROSPECTUS FOR THE PILGRIM FUNDS
                             DATED NOVEMBER 1, 1999

Effective November 18, 1999, Class Q shares will be available for Pilgrim MagnaCap Fund, Pilgrim LargeCap Leaders Fund, Pilgrim MidCap Value Fund, and Pilgrim Government Securities Income Fund (each a "Fund" and collectively the "Funds"). This supplement to the Prospectus contains information regarding each of the Funds, and should be retained together with the Prospectus for future reference.

-----
Funds
At a
Glance
-----

This table is a summary of the objectives, investments and risks of each Fund. It is designed to help you understand the differences between the Funds, the risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objectives, strategies and risks, which begin on page 4.

                    FUND                                 INVESTMENT  OBJECTIVE
----------------------------------------------------------------------------------------------
U.S. EQUITY FUNDS   MagnaCap Fund                        Growth of capital, with dividend
                    Adviser: Pilgrim Investments, Inc.   income as a secondary consideration

                    LargeCap Leaders Fund                Long-term capital appreciation
                    Adviser: Pilgrim Investments, Inc.

                    MidCap Value Fund                    Long-term capital appreciation
                    Adviser: Pilgrim Investments, Inc.

INCOME FUND         Government Securities Income Fund    High current income, consistent with
                    Adviser: Pilgrim Investments, Inc.   liquidity and preservation of capital

MAIN INVESTMENTS

MAIN RISKS
--------------------------------------------------------------------------------

Equity securities that meet disciplined selection criteria

Equity securities of large U.S. companies believed to be leaders in their industry

Equity securities of medium-sized U.S. companies that meet disciplined selection criteria

Securities issued or guaranteed by the U.S. Government and certain of its agencies or instrumentalities

MAIN RISKS
--------------------------------------------------------------------------------

Price volatility and other risks that accompany an investment in equity securities.

Price volatility and other risks that accompany an investment in equity securities.

Price volatility and other risks that accompany an investment in equity securities of medium-sized companies. Particularly sensitive to price swings during periods of economic uncertainty.

Credit, interest rate, prepayment and other risks that accompany an investment in government bonds and mortgage related investments. Generally has less credit risk than the other income funds.

-----------
U.S. Equity
Funds
-----------

Pilgrim
MagnaCap
Fund

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:

The Fund seeks growth of capital, with dividend income as a secondary consideration.

ADVISER: PILGRIM INVESTMENTS, INC.

The Fund is managed with the philosophy that companies that can best meet the Fund's objectives have paid increasing dividends or have had the capability to pay rising dividends from their operations. The Fund normally invests at least 65% of its assets in equity securities of companies that meet the following disciplined criteria:

CONSISTENT DIVIDENDS -- A company must have paid or had the financial capability from its operations to pay a dividend in 8 out of the last 10 years.

SUBSTANTIAL DIVIDEND INCREASES -- A company must have increased its dividend or had the financial capability from its operations to have increased its dividend at least 100% over the past 10 years.

REINVESTED EARNINGS -- Dividend payout must be less than 65% of current earnings.

STRONG BALANCE SHEET -- Long term debt should be no more than 25% of the company's total capitalization or a company's bonds must be rated at least A- or A-3.

ATTRACTIVE PRICE -- A company's current share price should be in the lower half of the stock's price/earnings ratio range for the past ten years, or the ratio of the share price to its anticipated future earnings must be an attractive value in relation to the average for its industry peer group or that of the Standard & Poor's 500 Composite Stock Price Index.

The equity securities in which the Fund may invest include common stocks, convertible securities, and rights or warrants. The remainder of the Fund's assets may be invested in equity securities that the adviser believes have growth potential because they represent an attractive value. In selecting
securities  for  the  Fund,   preservation  of  capital  is  also  an  important
consideration. Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. The Fund may invest up to 5% of its assets, measured at the time of investment, in foreign securities.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

--------------------------------------------------------------------------------

PERFORMANCE
--------------------------------------------------------------------------------

MARKET TRENDS -- from time to time, the stock market may not favor the value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

YEAR-BY-YEAR TOTAL RETURNS*

1989           22.46%
1990           -3.11%
1991           25.28%
1992            8.02%
1993            9.25%
1994            4.15%
1995           35.22%
1996           18.51%
1997           27.73%
1998           16.09%

* Because Class Q share were first offered in 1999, the returns in the bar chart are based upon the performance of Class A shares of the Fund for prior periods. Class Q shares would have substantially similar returns because Class A shares invest in the same portfolio of securities and have the same operating expenses as Class Q shares.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998

                                        1 Year         5 Years        10 Years
                                        ------         -------        --------
Class Q*                                16.09%         19.87%          15.81%
S&P 500 Index                           28.58%         23.81%          18.95%

* This table shows performance of the Class A shares of the Fund, restated to reflect the absence of a sales charge, because Class Q shares of the Fund did not have a full year's performance as of December 31, 1998. See the footnote to the bar chart above.

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

BEST QUARTER FOR PERIOD IN BAR CHART: 18.93% (Q4 1998)

WORST QUARTER FOR PERIOD IN BAR CHART: -15.99% (Q3 1990)

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 1999 WAS 2.49%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of the stocks of approximately 500 large-capitalization U.S. companies. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

-----------
U.S. Equity
Funds
-----------

Pilgrim
LargeCap
Leaders Fund

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:

The Fund seeks long-term capital appreciation.

ADVISER: PILGRIM INVESTMENTS, INC.

The Fund normally invests at least 65% of its assets in equity securities of large companies that the adviser believes are leaders in their industries. The adviser considers whether these companies have a sustainable competitive edge. The adviser emphasizes a value approach, and seeks securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. A company with a market capitalization (outstanding shares multiplied by price per share) of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.

The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock, American Depositary Receipts, and warrants. The Fund normally invests as fully as practicable (at least 80%) in equity securities.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

--------------------------------------------------------------------------------

PERFORMANCE
--------------------------------------------------------------------------------

MARKET TRENDS -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

YEAR-BY-YEAR TOTAL RETURNS(1,2)

1989
1990
1991
1992
1993
1994
1995
1996           21.07%
1997           20.15%
1998           20.08%

(1) Because Class Q shares were first offered in 1999, the returns in the bar chart are based upon the performance of Class A shares of the Fund for prior periods. Class Q shares would have had substantially similar returns because Class A shares invest in the same portfolio of securities and have the same operating expenses as Class Q shares.
(2) Prior to November 1, 1998, the Fund's investment policies were different in that they emphasized large company value stocks without necessarily emphasizing industry leaders. Pilgrim investments has been the Fund's investment adviser since the Fund commenced operations; however, prior to November 1, 1997, the Fund was managed by a sub-advisor.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998*

                                                  Since Inception
                                        1 Year       (9/1/95)
                                        ------       --------
Class Q*                                20.08%        20.79%
S&P 500 Index                           28.58%        28.73%

* This table shows performance of the Class A shares of the Fund, restated to reflect the absence of a sales charge, because Class Q shares of the Fund did not have a full year's performance as of December 31, 1998. See the footnote to the bar chart above.

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

BEST QUARTER FOR PERIOD IN BAR CHART: 24.58% (Q4 1998)

WORST QUARTER FOR PERIOD IN BAR CHART: -12.86% (Q3 1998)

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 1999 WAS 5.45%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of the stocks of approximately 500 large-capitalization U.S. companies. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

-----------
U.S. Equity
Funds
-----------

Pilgrim
MidCap
Value Fund

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:

The Fund seeks long-term capital appreciation.

ADVISER: PILGRIM INVESTMENTS, INC.

The Fund normally invests as fully as practicable (at least 80% of its assets) in equity securities of medium-sized U.S. companies. The Fund will normally invest at least 65% of its assets in equity securities of companies that meet the following disciplined criteria:

CONSISTENT DIVIDENDS -- The company must have paid or had the financial capability from its operations to pay a dividend in its last five fiscal years.

STRONG BALANCE SHEET -- If the company has debt that is rated, that debt is rated investment grade by a nationally recognized rating agency. If the company does not have debt that is rated, the company's long term debt to capitalization ratio is below 25%.

REINVESTED EARNINGS -- The company currently pays out in dividends less than 65% of current earnings, or less than the dividend payout as a percentage of current earnings of at least half of the medium-sized companies in similar industries.

ATTRACTIVE PRICE -- The ratio of the stock's price to the next fiscal year's anticipated earnings is less than the corresponding ratio for at least half of the medium sized companies in similar industries.

The Fund considers a company to be medium-sized if it has a market capitalization between $1 billion and $8 billion. The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock and warrants.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in medium-sized HERE IT ISsecurities, they generally have higher volatility. The Fund invests in medium-sized companies, which are more susceptible to price swings than larger companies, but usually tend to have less volatile price swings than smaller companies. To the extent the Fund invests in small-cap companies, such securities are more susceptible to price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

--------------------------------------------------------------------------------

PERFORMANCE
--------------------------------------------------------------------------------

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or large company stocks, or may not favor equities at all.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

YEAR-BY-YEAR TOTAL RETURNS*

1989
1990
1991
1992
1993
1994
1995
1996           29.56%
1997           21.87%
1998            4.89%

(1) Because Class Q shares were first offered in 1999, the returns in the bar chart are based upon the performance of Class A shares of the Fund for prior periods. Class Q shares would have had substantially similar returns because Class A shares invest in the same portfolio of securities and have the same operating expenses as Class Q shares.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998

                                                  Since Inception
                                        1 Year       (9/1/95)
                                        ------       --------
Class Q*                                 4.89%        17.60%
Russell Midcap Index                    10.10%        18.85%
Russell Midcap Value Index               5.08%        19.43%

* This table shows performance of the Class A shares of the Fund, restated to reflect the absence of a sales charge, because Class Q shares of the Fund did not have a full year's performance as of December 31, 1998. See the footnote to the bar chart above.

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

BEST QUARTER FOR PERIOD IN BAR CHART: 13.87% (Q1 1998)

WORST QUARTER FOR PERIOD IN BAR CHART: -13.94% (Q3 1998)

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 1999 WAS -15.28%

                                   ----------

The table at left compares the Fund's performance to that of two broad measures of market performance -- the Russell Midcap Index, an unmanaged index consisting of the 800 smallest companies in the Russell 1000 Index, and the Russell MidCap Value Index, an unmanaged index consisting of companies in the Russell Midcap Index with lower book-to-price ratios and lower forecasted growth values. The Indices have an inherent performance advantage over the Fund since each has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

------
Income
Funds
------

Pilgrim
Government
Securities
Income Fund

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:

The Fund seeks high current income, consistent with liquidity and preservation of capital.

ADVISER: PILGRIM INVESTMENTS, INC.

The Fund normally invests at least 70% of its total assets in securities issued or guaranteed by the U.S. Government and the following agencies or instrumentalities of the U.S. Government: the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC). Such securities include direct obligations of the U.S. Treasury and mortgage-backed securities. The Fund may fall below the 70% threshold due to changes in the value of the Fund's holdings or the sale of securities to meet redemptions, in which case the Fund will purchase only U.S. Government securities until the 70% level is restored. The remainder of the Fund's assets may be invested in securities issued by other agencies and instrumentalities of the U.S. Government and in instruments collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The foregoing policies are fundamental and may not be changed without shareholder approval.

The Fund may invest in securities of any maturity; however, the Fund is expected to have a dollar-weighted average duration within a range of 20% above or below that of the Lehman Intermediate Treasury Index. As of March 31, 1999, the dollar-weighted average duration of the Lehman Intermediate Treasury Index was
3.08 years. The adviser determines the composition of the Fund's portfolio on the basis of its judgment of existing market conditions, such as the general direction of interest rates, trends in creditworthiness, expected inflation, supply and demand of fixed income securities, and other factors. The Fund may enter into reverse repurchase agreements, dollar roll transactions or pairing off transactions. The Fund does not invest in highly leveraged derivatives, such as swaps, interest-only or principal-only stripped mortgage-backed securities, or interest rate futures contracts.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

The Fund is subject to risks associated with investing in debt securities. You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. This Fund may be particularly sensitive to interest rates because it primarily invests in U.S. government securities and may invest in securities with long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund is subject to less credit risk than the other income funds because it principally invests in debt securities issued or guaranteed by the U.S. government, its agencies and government sponsored enterprises.

--------------------------------------------------------------------------------

PERFORMANCE
--------------------------------------------------------------------------------

PREPAYMENT RISK -- the Fund may invest in mortgage related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

YEAR-BY-YEAR TOTAL RETURNS*

1989           12.92%
1990            8.03%
1991           11.90%
1992            7.46%(1)
1993            4.71%
1994           -3.61%
1995           14.51%
1996            2.56%
1997            7.85%
1998            5.61%

(1) Because Class Q shares were first offered in 1999, the returns in the bar chart are based upon the performance of Class A shares of the Fund for prior periods. Class Q shares would have had substantially similar returns because Class A shares invest in the same portfolio of securities and have the same operating expenses as Class Q shares.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998

                                        1 Year    5 Years    10 Years(1)
                                        ------    -------    -----------
Class Q*                                 5.61%     5.22%        7.07%
Lehman Gov't/Mortgage                    8.62%     6.45%        8.34%
Lehman Interm. Treasury**                6.98%     5.98%        7.38%

* This table shows performance of the Class A shares of the Fund, restated to reflect the absence of a sales charge, because Class Q shares of the Fund did not have a full year's performance as of December 31, 1998. See the footnote to the bar chart above.
** Information on the Lehman Intermediate Treasury Index is presented because effective May 24, 1999, the Fund seeks an average portfolio duration within +/- 20% of the duration of the Index. Previously, the Fund's average portfolio was generally longer.
(1) The Fund earned income and realized capital gains as a result of entering into reverse repurchase agreements during the six-month period from July to December 1992 that caused the Fund to exceed it's 10% investment restriction on borrowing. Therefore, the Fund's performance was higher that it would have been had the Fund adhered to its borrowing restriction.

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

BEST QUARTER FOR PERIOD IN BAR CHART: 7.76% (Q2 1989)

WORST QUARTER FOR PERIOD IN BAR CHART: -2.66% (Q1 1994)

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 1999 WAS -0.88%

                                   ----------

The table at left compares the Fund's performance to that of two broad measures of market performance -- the Lehman Brothers Government/Mortgage Index and the Lehman Brothers Intermediate Treasury Index. Each Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

--------
Fees and
Expenses
--------

--------------------------------------------------------------------------------

The following table describes the fees and expenses that you may pay if you hold Class Q shares of a Fund. The Funds do not charge you any fees for buying, selling or exchanging Class Q shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)(1)

                                                                         Total
                                                                         Annual
                                              Distribution                Fund      Fee Waiver
                                 Management   and Service     Other     Operating       by         Net
Fund                                Fees      (12b-1) Fees   Expenses   Expenses     Adviser(2)  Expenses
----                                ----      ------------   --------   --------     ----------  --------
MagnaCap                            0.71%         0.25%        0.34%      1.30%           --       1.30%
LargeCap Leaders                    1.00          0.25         0.73       1.98         (0.23)%     1.75
MidCap Value                        1.00          0.25         0.54       1.79         (0.04)      1.75
Government Securities Income        0.50          0.25         0.65       1.40            --       1.40

(1) This table shows the estimated operating expenses for Class Q shares of each Fund as a ratio of expenses to average daily net assets. Because Class Q shares are new for each Fund, the expenses are based on Class A expenses of the Funds.
(2) Pilgrim Investments has entered into expense limitation agreements with respect to LargeCap Leaders Fund and MidCap Value Fund, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage, and extraordinary expenses, subject to possible reimbursement to Pilgrim Investments within three years. The expense limit for each such Fund is shown as "Net Expenses." For each Fund, the expense limit will continue through at least October 31, 2001. Pilgrim Investments has separately agreed to reimburse Government Securities Income Fund to the extent that total Fund operating expenses, excluding interest, taxes, brokerage, extraordinary expenses, and distribution fees in excess of 0.25% exceed 1.50% of the Fund's average daily net assets of the first $40 million in net assets and 1.00% of the average daily net assets in excess of $40 million. The expense limitation for Government Securities Income Fund will terminate only with termination of the advisory contract with Pilgrim Investments.

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12

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EXAMPLES

These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all your shares at the end of the time period indicated. Each Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                              1 year     3 years     5 years     10 years
----                              ------     -------     -------     --------
MagnaCap                           $132        $412       $  713      $1,568
LargeCap Leaders                    178         576        1,024       2,268
MidCap Value                        178         555          962       2,098
Government Securities Income        143         443          766       1,680

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                                                                              13

----------
Management
of the
Funds
----------

--------------------------------------------------------------------------------

For information about the Adviser, see the prospectus.

The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

Fund                             Advisory Fee
----                             ------------
MagnaCap                            0.71%
LargeCap Leaders                    1.00%
MidCap Value                        1.00%
Government Securities Income        0.50%

Pilgrim Investments directly manages the portfolios of the following funds:

MAGNACAP FUND

This Fund is managed by a team led by Howard N. Kornblue, Senior Vice President and Senior Portfolio Manager for Pilgrim Investments. Mr. Kornblue has served as a Portfolio Manager of MagnaCap Fund since 1989. The other individuals on the team are G. David Underwood, Anuradha Sahai and Robert M. Kloss.

LARGECAP LEADERS FUND AND MIDCAP VALUE FUND

The LargeCap Leaders and MidCap Value Funds are managed by a team led by G. David Underwood, Vice President and Senior Portfolio Manager for Pilgrim
Investments. Mr. Underwood is the Lead Portfolio Manager of LargeCap Leaders Fund. Prior to joining Pilgrim Investments in December, 1996, Mr. Underwood served as Director of Funds Management for First Interstate Capital Management. Mr. Underwood's prior experience includes a 10 year association with Integra Trust Company of Pittsburgh where he served as Director of Research and Senior Portfolio Manager. The other individual on the team is Robert M. Kloss.

GOVERNMENT SECURITIES INCOME FUND

Robert K. Kinsey has primary responsibility for the day-to-day management of Government Securities Income Fund, and has served as Senior Portfolio Manager of Government Securities Income Fund since May 24, 1999. Prior to joining Pilgrim Investments, Mr. Kinsey was a Vice President and Fixed Income Portfolio Manager for Federated Investors from January 1995 to March 1999. From July 1992 to January 1995, Mr. Kinsey was a Principal and a Portfolio Manager for Harris Investment Management.

Charles G. Ullerich, Vice President of Pilgrim Investments, has served as a Portfolio Manager of Government Securities Income Fund since September 1996 and served as Assistant Portfolio Manager of that Fund from August 1995 to September 1996. Prior to joining Pilgrim Investments, Mr. Ullerich was Vice President of Treasury Services for First Liberty Bank of Macon, GA since 1991, where he was Portfolio Manager for a mortgage and treasury securities portfolio.

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14

-----------
More
Information
About
Risks
-----------

--------------------------------------------------------------------------------

The risks associated with certain types of securities in which the Funds may invest and investment strategies that the Funds may use are described in the prospectus. In addition, the following restrictions apply:

* MagnaCap Fund may not invest its assets in other investment companies or in restricted securities.

* MagnaCap Fund, LargeCap Leaders Fund, and Governments Securities Income Fund may not make short sales.

* It is not expected that MagnaCap Fund, LargeCap Leaders Fund, or MidCap Value Fund will engage in frequent and active trading of portfolio securities.




                                      * * *
             YOU SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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